General (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jul. 31, 2023
General (Details) [Line Items]
Accumulated losses	$ 83,066
Generated losses	7,657
Operating activities cash flows	$ 6,560
Subsequent Event [Member]
General (Details) [Line Items]
Cash, cash equivalents and short term deposits		$ 15,302